SELECTED STATEMENTS OF INCOME DATA (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2012	2011	2010
Financial income (expenses), net:

Financial income:
Foreign currency gains	$1,301	$1,168	$1,102
Derivatives	399	352	149
Interest on cash equivalents, short-term bank deposits and others	348	308	319

	2,048	1,828	1,570

Financial expenses:
Bank charges	(84)	(84)	(177)
Interest on short-term loans	(98)	(98)	(78)
Interest on long-term loans	(185)	(210)	(211)
Foreign currency losses	(1,433)	(1,159)	(1,215)
Derivatives	(321)	(642)	-
Others	(108)	(15)	-
	(2,229)	(2,208)	(1,681)

	$(181)	$(380)	$(111)